UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22819

                                           ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                                        New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

            2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 593-4383

Date of fiscal year end:      July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - Reaves Utilities ETF

October 31, 2017 (Unaudited)

Security Description	Shares	Value
Common Stocks - 96.4%
Real Estate - 4.9%
InfraREIT, Inc.	33,500	$750,400
Utilities - 91.5%
ALLETE, Inc.	5,700	446,595
American Water Works Co., Inc.	8,834	775,272
Atmos Energy Corp.	4,419	385,513
Avangrid, Inc.	4,348	224,922
CMS Energy Corp.	14,408	696,915
DTE Energy Co.	7,265	802,492
Edison International	5,575	445,721
Eversource Energy	11,723	734,329
National Grid PLC (United Kingdom)(1)	6,875	419,719
NextEra Energy Partners LP	18,392	723,541
NextEra Energy, Inc.	13,880	2,152,372
NiSource, Inc.	30,706	809,717
PG&E Corp.	17,295	999,132
Pinnacle West Capital Corp.	5,508	483,107
Portland General Electric Co.	13,517	645,302
Public Service Enterprise Group, Inc.	4,200	206,640
SCANA Corp.	6,404	276,268
Sempra Energy	10,753	1,263,477
Vectren Corp.	2,200	149,908
WEC Energy Group, Inc.	10,789	727,071
Xcel Energy, Inc.	10,178	504,015
Total Utilities		13,872,028
Total Common Stocks
(Cost $12,531,480)		14,622,428

MONEY MARKET FUND - 3.7%
Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, 0.88%(2) (Cost $559,147)	559,147	559,147
TOTAL INVESTMENTS- 100.1%
(Cost $13,090,627)		15,181,575
Liabilities in Excess of Other Assets - (0.1)%		(15,944)
Net Assets - 100.0%		$15,165,631

(1)	American Depositary Receipts.
(2)	The rate shown reflects the seven-day yield as of October 31, 2017.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of October 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$14,622,428	$–	$–	$14,622,428
Money Market Fund	559,147	–	–	559,147
Total Investments	$15,181,575	$–	$–	$15,181,575

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended October 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of October 31, 2017.

See Notes to the Schedule of Investments.

Notes to the Schedule of Investments

October 31, 2017 (Unaudited)

1.	ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at October 31, 2017, is disclosed at the end of the Fund’s Schedule of Investments.

3.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 9, 2017, BBD, LLP ("BBD") resigned as the independent registered public accounting firm for ETFis Series Trust (the "Trust").  At a meeting held on August 9, 2017, the Board, upon recommendation of the Audit Committee, approved the replacement of BBD as the independent registered public accounting firm for the Trust and appointed PricewaterhouseCoopers LLP (“PwC”) as the Trust's independent registered public accounting firm. PwC's engagement is effective at the completion of BBD's audit of the financial statements of the series of the Trust with the fiscal year ending July 31, 2017, which was completed in September 2017. The Trust did not consult with PwC during the fiscal period ended July 31, 2016 and through the August 9, 2017 Board meeting.

BBD's reports on the financial statements of the Trust as of and for the fiscal period ended July 31, 2016 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the August 9, 2017 Board meeting, there were no: (1) disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to BBD's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	12/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	12/27/2017

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer (Principal Financial Officer)

Date	12/27/2017

* Print the name and title of each signing officer under his or her signature.